Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents on its Original Currencies (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	$ 10,689,219	$ 13,346,584
HKD [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	5,870,022	3,197,313
RMB [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	2,256,948	2,673,761
USD [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	2,412,958	7,004,410
VND [Member]
Schedule of Cash and Cash Equivalents on its Original Currencies [Line Items]
Cash and cash equivalents	$ 149,291	$ 471,100